CONCENTRATION OF CREDIT RISK AND SIGNIFICANT CUSTOMER	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
CONCENTRATION OF CREDIT RISK AND SIGNIFICANT CUSTOMER

NOTE 10 – CONCENTRATION OF CREDIT RISK AND SIGNIFICANT CUSTOMER

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents, and accounts receivable. The Company places its cash and cash equivalents with high quality financial institutions. With respect to accounts receivable, such receivables are entirely from Duke Energy, comprising all of the Company’s revenues. This customer concentration increases the Company’s exposure to credit risk since the financial insolvency of this customer could have a significant impact on its liquidity and results of operations.

The Company utilizes one contract manufacturer for all of its production requirements. The Company’s products are manufactured in China by a U.S.-based company that also performs services for numerous other companies. The Company depends on its manufacturer to maintain high levels of productivity and satisfactory delivery schedules. The Company’s reliance on its manufacturer reduces its control over the manufacturing process, exposing the Company to risks, including reduced control over quality assurance, product costs and product supply.